FEDERATED INTERNATIONAL SERIES, INC.

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                                January 30, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  FEDERATED INTERNATIONAL SERIES, INC.  (the "Registrant")
             Federated International Bond Fund
             Federated International Equity Fund

           1933 Act File No. 2-91776
           1940 Act File No. 811-3984

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 1, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 49 on January 29, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                   Very truly yours,



                                                   /s/ Andrew P. Cross
                                                   Andrew P. Cross
                                                   Assistant Secretary